UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-07090______

_______BlackRock California Insured Municipal 2008 Term Trust, Inc._______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock California Insured Municipal 2008 Term Trust, Inc.
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257

Date of fiscal year end:___December 31, 2006
Date of reporting period:__March 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (unaudited)

BlackRock California Insured Municipal 2008 Term Trust (BFC)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—155.8%
			California—143.4%
AAA	$ 2,635		Alameda Cnty. COP, Ser. A, 3.80%, 12/01/08, MBIA	No Opt. Call	$ 2,656,133
			Anaheim Union High Sch. Dist. GO,
AAA	1,060		Ser. A, 3.50%, 8/01/08, FSA	No Opt. Call	1,060,435
AAA	1,250		Ser. A, 4.00%, 8/01/09, FSA	No Opt. Call	1,268,613
AAA	1,000		Burbank Elec. RB, 3.50%, 6/01/09, MBIA	No Opt. Call	999,670
			California GO,
AAA	2,000		5.00%, 6/01/09, MBIA	No Opt. Call	2,085,160
AAA	3,000		5.50%, 4/01/09, MBIA	No Opt. Call	3,163,620
AAA	3,000		5.50%, 2/01/10, MBIA	No Opt. Call	3,202,800
AAA	2,000		6.25%, 9/01/08, FGIC	No Opt. Call	2,121,960
AAA	15,000		6.30%, 9/01/08, MBIA	No Opt. Call	15,931,800
AAA	2,600		Castaic Lake Wtr. Agcy. COP, Wtr. Sys. Impvt. Proj., Ser. A, 7.25%, 8/01/10, MBIA	No Opt. Call	2,969,824
AAA	1,135		Chaffey Cmnty. Coll. Dist. GO, Ser. A, 3.75%, 7/01/09, FSA	No Opt. Call	1,142,877
			Chula Vista COP,
AAA	1,000		Police Fac. Proj., 4.00%, 8/01/08, MBIA	No Opt. Call	1,011,470
AAA	1,000		Police Fac. Proj., 4.00%, 8/01/09, MBIA	No Opt. Call	1,014,890
AAA	5,500	[3]	Clovis Unified Sch. Dist. GO, Ser. B, Zero Coupon, 8/01/08, FGIC	ETM	5,060,330
			Dept. of Wtr. Res. Pwr. Sply. RB,
AAA	10,000		Ser. A, 3.125%, 5/01/08, FSA	No Opt. Call	9,888,000
AAA	10,000		Ser. A, 3.375%, 5/01/09, MBIA	No Opt. Call	9,932,100
AAA	1,000		Dept. of Wtr. Res. Wtr. RB, Central Valley Proj., Ser. Z, 4.00%, 12/01/09, FGIC	No Opt. Call	1,016,290
AAA	1,855		El Paso de Robles GO, Ser. A, Zero Coupon, 8/01/09, FGIC	No Opt. Call	1,640,673
AAA	4,025		Elsinore Valley Mun. Wtr. Dist. COP, Ser. A, 6.00%, 7/01/09, FGIC	No Opt. Call	4,315,041
AAA	1,055		Glendale Unified Sch. Dist. GO, Ser. D, 3.50%, 9/01/09, MBIA	No Opt. Call	1,054,304
AAA	2,000		Hlth. Facs. Fin. Auth. RB, Sutter Hlth. Care Sys. Proj., 5.70%, 8/15/09, MBIA	08/06 @ 102	2,054,920
			Long Beach Bd. of Fin. Auth. TA, Redev. Proj.,
AAA	1,245		3.50%, 8/01/08, AMBAC	No Opt. Call	1,242,759
AAA	1,120		3.75%, 8/01/09, AMBAC	No Opt. Call	1,124,480
AAA	4,405		Los Angeles Cnty. Met. Trans. Auth. RB, Spl. Benefit Assmt. Dist A1 Proj., 3.75%, 9/01/08,
			AMBAC	No Opt. Call	4,432,091
AAA	9,835		Los Angeles Cnty. Sanitation Dists. Fin. Auth. RB, Ser. A, 4.00%, 10/01/09, FSA	No Opt. Call	9,988,721
			Los Angeles Cnty. Asset Leasing Corp. RB,
AAA	2,910		5.95%, 12/01/07, AMBAC	No Opt. Call	3,021,657
AAA	8,090		6.00%, 12/01/08, AMBAC	No Opt. Call	8,591,823
AAA	8,600		6.05%, 12/01/09, AMBAC	No Opt. Call	9,324,378
AAA	6,000		Los Angeles Dept. of Arpts. RB, LA Intl. Arpt. Proj., Ser. B, 5.00%, 5/15/09, MBIA	No Opt. Call	6,252,120
AAA	13,110		Los Angeles GO, Ser. A, 3.50%, 9/01/09, MBIA	No Opt. Call	13,101,347
AAA	3,860		Los Angeles Sanitation Equip. RB, Ser. A, 3.625%, 2/01/09, FSA	No Opt. Call	3,871,696
			Los Angeles Unified Sch. Dist.
AAA	2,660	[3]	COP, Ser. B, 3.00%, 10/01/08, FSA	ETM	2,616,429
AAA	7,500		GO, Ser. F, 3.00%, 7/01/09, FSA	No Opt. Call	7,321,050
AAA	1,000		Mount Diablo Unified Sch. Dist. GO, 3.50%, 8/01/08, FSA	No Opt. Call	1,000,410
AAA	1,000		Orange Cnty. Local Trans. Auth. Sales Tax RB, 6.00%, 2/15/09, MBIA	No Opt. Call	1,065,770
AAA	2,495	[3]	Pasadena Unified Sch. Dist. GO, Ser. C, 3.50%, 11/01/08, FSA	ETM	2,496,771
AAA	2,100		Pub. Wks. Brd. RB, Energy Efficiency Proj., Ser. A, 5.625%, 10/01/08, AMBAC	05/06 @ 102	2,144,163
AAA	3,345	[3]	Sacramento City Fin. Auth. RB, City Hall & Redev. Projs., Ser. A, 3.50%, 12/01/08, FSA	ETM	3,347,408
AAA	1,000		Sacramento City Unified Sch. Dist. GO, 3.50%, 7/01/09, FGIC	No Opt. Call	999,350
			Sacramento Mun. Util. Dist. Elec. RB,
AAA	825	[3]	Ser. C, 5.75%, 11/15/07, MBIA	ETM	826,287
AAA	3,750	[3]	Ser. C, 5.75%, 11/15/08, FGIC	ETM	3,755,850
AAA	3,950	[3]	Ser. C, 5.75%, 11/15/09, MBIA	ETM	3,956,162
AAA	5,000	[3]	San Bernardino Cnty. Trans. Auth. Sales Tax RB, 6.00%, 3/01/10, FGIC	ETM	5,250,250
			San Diego Cnty. COP,
AAA	2,360		5.00%, 2/01/09, AMBAC	No Opt. Call	2,450,364
AAA	11,000		5.625%, 9/01/12, AMBAC	No Opt. Call	11,759,440
			San Diego Cnty. Regl. Trans. Comm. Sales Tax RB,
AAA	7,830	[3]	Ser. A, 6.00%, 4/01/08, MBIA	ETM	8,095,515
AAA	2,500	[3]	Ser. A, 6.00%, 4/01/08, FGIC	ETM	2,584,775
AAA	12,725		San Diego Pub. Facs. Fin. Auth. Wtr. RB, 3.00%, 8/01/09, MBIA	No Opt. Call	12,425,835
AAA	1,250		San Francisco City & Cnty. GO, 4.00%, 6/15/09, FSA	No Opt. Call	1,270,200
AAA	1,000	[3]	San Jose Redev. Agcy. TA, 4.00%, 8/01/09, MBIA	ETM	1,013,950
AAA	1,000		San Mateo Cnty. Cmnty. Coll. Dist. GO, Ser. A, 3.30%, 9/01/08, FGIC	No Opt. Call	995,860
			Santa Ana Unified Sch. Dist. GO,
AAA	1,000		Ser. B, Zero Coupon, 8/01/08, FGIC	No Opt. Call	919,220
AAA	2,000		Ser. B, Zero Coupon, 8/01/09, FGIC	No Opt. Call	1,768,920

BlackRock California Insured Municipal 2008 Term Trust (BFC) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			California—(cont’d)
AAA	$ 4,030		Santa Barbara Cnty. Local Transp. Auth. Sales Tax RB, 3.00%, 3/15/09, FSA	No Opt. Call	$ 3,946,660
AAA	2,470		Santa Clara COP, Ser. B, 3.50%, 2/01/09, AMBAC	No Opt. Call	2,469,259
AAA	4,620		Santa Clara Valley Wtr. Dist. COP, 4.00%, 2/01/09, FGIC	No Opt. Call	4,680,152
AAA	4,665		So. Coast Air Qual. Mgmt. Dist. Bldg. Corp. RB, 4.00%, 8/01/09, AMBAC	No Opt. Call	4,734,462
			Univ. of California RB,
AAA	2,500		Ser. A, 5.00%, 5/15/09, AMBAC	No Opt. Call	2,608,800
AAA	2,000	[4]	Ser. F, 5.00%, 9/01/06, FGIC	N/A	2,032,800

					233,078,094

			Puerto Rico—12.4%
			Elec. Pwr. Auth. RB,
AAA	5,280		Ser. DD, 5.00%, 7/01/09, FSA	07/08 @ 101.5	5,493,946
AAA	7,000		Ser. DD, 5.00%, 7/01/10, FSA	07/08 @ 101.5	7,291,690
AAA	3,000		Ser. KK, 4.50%, 7/01/09, XLCA	No Opt. Call	3,071,550
AAA	4,000		Mun. Fin. Agcy. GO, Ser. A, 5.625%, 8/01/10, FSA	08/09 @ 101	4,288,120

					20,145,306

			Total Long-Term Investments (cost $248,857,752)		253,223,400

			SHORT-TERM INVESTMENTS—7.0%
			California—6.5%
A-1+	5,000	[5]	Dept. of Wtr. Res. Pwr. Sply. RB, Ser. B-2, 3.07%, 4/03/06, FRDD	N/A	5,000,000
A-1+	1,500	[5]	Orange Cnty. Sanitation Dist. COP, Ser. A, 3.10%, 4/03/06, FRDD	N/A	1,500,000
A-1+	4,100	[5]	Vacaville Multi-Fam. Mtg. RB, Quail Run Proj., Ser. A, 3.09%, 4/05/06, FRWD	N/A	4,100,000

					10,600,000

	Shares
	(000)

			Money Market Funds—0.5%
NR	850		AIM Tax Free Investment Co. Cash Reserve Porfolio	N/A	850,000

			Total Short-Term Investments (cost $11,450,000)		11,450,000

			Total Investments—162.8% (cost $260,307,7526)		$264,673,400
			Other assets in excess of liabilities—1.5%		2,474,577
			Preferred shares at redemption value, including dividends payable—(64.3)%		(104,567,950)

			Net Assets Applicable to Common Shareholders—100%		$162,580,027

[1]		Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s ratings.
	[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
	[3]	Security is collateralized by U.S. Treasury obligations.
	[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
	[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of March 31, 2006.
	[6]	Cost for Federal income tax purposes is $259,578,194. The net unrealized appreciation on a tax basis is $5,095,206, consisting of $6,617,222 gross unrealized appreciation and $1,522,016 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 96.0% of the Trust’s managed assets.

AMBAC	—	20.4%
FGIC	—	14.0%
FSA	—	25.1%
MBIA	—	35.1%
XLCA	—	1.1%
Other	—	0.3%

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	TA	—	Tax Allocation
FRWD	—	Floating Rate Weekly Demand	XLCA	—	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock California Insured Municipal 2008 Term Trust, Inc.___

By:___/s/ Henry Gabbay____________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:___/s/ Robert S. Kapito___________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2006

By:__/s/ Henry Gabbay______________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006